Summarize the Company's Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Line Items]
Total interest income	$ 4,593	$ 4,548	$ 4,630	$ 4,691	$ 4,890	$ 5,071	$ 5,212	$ 5,038
Total interest expense	883	952	994	1,032	1,090	1,141	1,220	1,256	3,861	4,707
Net interest income	3,710	3,596	3,636	3,659	3,800	3,930	3,992	3,782	14,601	15,504
Provision for loan losses	359	268	168	333	425	401	494	648	1,128	1,968
Other income	797	723	677	740	721	832	895	694	406	412
Gain on sale of securities - net	0	0	0	0	0	0	0	370
General, Administrative and Other Expenses	3,570	3,482	3,180	3,234	3,036	3,300	3,473	3,294
Income before income taxes	578	569	965	832	1,060	1,061	920	904	2,944	3,945
Federal income taxes	123	118	234	71	260	260	168	166	546	854
Net income	$ 455	$ 451	$ 731	$ 761	$ 800	$ 801	$ 752	$ 738	$ 2,398	$ 3,091
Earnings per share
Basic	$ 0.10	$ 0.09	$ 0.15	$ 0.15	$ 0.17	$ 0.16	$ 0.15	$ 0.15	$ 0.49	$ 0.63
Diluted	$ 0.09	$ 0.09	$ 0.15	$ 0.15	$ 0.16	$ 0.16	$ 0.15	$ 0.15	$ 0.48	$ 0.62